Income Taxes (Tables) - ColdQuanta, Inc. dba Infleqtion [Member]	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Line Items]
Schedule of income (loss) before taxes and the expense (benefit) for income taxes
The following table sets forth loss before taxes and the expense (benefit) for income taxes:

	Years Ended December 31,
	2025	2024
Loss before income taxes:
U.S.	$(30,426)	$(52,256)
Foreign	(1,369)	(1,508)
Total loss before income taxes	$(31,795)	$(53,764)
Current income tax expense (benefit):
Federal	—	(2)
State	—	—
Foreign	—	—
Total current income tax expense (benefit)	$—	$(2)
Deferred income tax expense (benefit):
Federal	—	—
State	—	—
Foreign	—	—
Total deferred income tax expense (benefit)	$—	$—

Income tax expense (benefit)
Federal	$—	$(2)
State	—	—
Foreign	—	—
Total income tax expense (benefit)	$—	$(2)

Schedule of statutory income tax rate to the pre-tax loss before income taxes	the reconciliation of taxes at the federal statutory rate to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows:

	Years Ended December 31,
	2025	2025 Effective Tax Rate	2024	2024 Effective Tax Rate
U.S. federal statutory income tax	$(6,677)	21.00%	$(11,290)	21.00%
State and local income taxes 1	(38)	0.12%	(110)	0.21%
Foreign tax effects	284	-0.89%	(55)	0.10%
Non-deductible expenses	232	-0.74%	123	-0.23%
Change in valuation allowance (Federal and State)	6,077	-19.11%	10,323	-19.20%
Return to provision adjustment	32	-0.10%	252	-0.47%
Rate difference	61	-0.19%	675	-1.26%
Others	29	-0.09%	80	-0.15%

Total tax (benefit) expense	$—	0.00%	$(2)	0.00%

1	The states and local jurisdictions that contribute to the majority (greater than 50%) of the tax effect in this category include Colorado, Florida, Illinois and Wisconsin.

	Year Ended December 31,
	2025	Effective Tax Rate
Foreign tax effects
United Kingdom
Statutory tax rate difference between United Kingdom and United States	(65)	0.21%
Changes in Valuation Allowance	400	-1.26%
Australia
Statutory tax rate difference between Australia and United States	9	-0.03%
Changes in Valuation Allowance	(60)	0.19%

Total tax (benefit) expense—foreign tax effects	$284	-0.89%

Schedule of Significant components of the Company's deferred tax assets and liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$26,732	$21,930
Capitalized §174 R&D expense	17,031	13,983
Stock-based compensation expense	1,011	817
Research and development credits	391	391
Operating lease ROU liability	471	182
Plant, Property, & Equipment	315	104
Other	223	259

Total deferred tax assets	46,174	37,666
Valuation allowance	(45,713)	(37,646)

Total deferred tax assets net of valuation allowance	$$461	$20

Deferred tax liabilities:
Operating lease ROU asset	(417)	—
Other	(14)	(20)

Unrealized Gain—OCI	(30)	—

Total deferred tax liabilities	$(461)	$(20)

Net deferred tax assets	$—	$—